EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

Portfolio Managers

Lewis R. Piantedosi, Vice President of Eaton Vance, has managed the Fund since October 2013.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since June 2015.

Douglas R. Rogers, Vice President of Eaton Vance, has managed the Fund since July 1, 2021.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Global Dividend Income Fund”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director and Vice President of EVAIL and Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 2015.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since March 2010.

Derek J.V. DiGregorio, Vice President of Eaton Vance, has managed the Fund since July 1, 2021.

3.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Multi-Cap Growth Fund”:

Portfolio Managers

Lewis R. Piantedosi, Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2013 and the Fund since March 1, 2021.

Douglas R. Rogers, Vice President of Eaton Vance and BMR, has managed the Portfolio since December 2018 and the Fund since March 1, 2021.

4.    The following replaces the third paragraph under “Tax-Managed Equity Asset Allocation Fund” in “Management and Organization”:

Lewis R. Piantedosi has served as portfolio manager of the Fund since October 2013 and Douglas R. Rogers has served as portfolio manager of the Fund since July 1, 2021. Messrs. Piantedosi and Rogers are Vice Presidents of Eaton Vance and BMR. Mr. Piantedosi has been a portfolio manager at Eaton Vance for more than five years and also manages Tax-Managed Growth Portfolio, Tax-Managed Multi-Cap Growth Portfolio and other Eaton Vance portfolios. Mr. Rogers has been employed by Eaton Vance for more than five years and also manages Tax-Managed Multi-Cap Growth Portfolio and other Eaton Vance portfolios.

5.    The following replaces the third paragraph under “Tax-Managed Global Dividend Income Fund” in “Management and Organization”:

Christopher Dyer has served as lead portfolio manager of the Fund since September 2015, John H. Croft has served as a portfolio of the Fund since March 2010 and Derek J.V. DiGregorio has served as a portfolio manager of the Fund since July 1, 2021. Mr. Dyer is a Director and Vice President of EVAIL and a Director of Global Equity for the Eaton Vance organization. Mr. Dyer manages other Eaton Vance portfolios and has been a portfolio manager at Eaton Vance for more than five years. Mr. Croft manages other Eaton Vance portfolios, has been a portfolio manager at Eaton Vance for more than five years, and is a Vice President of Eaton Vance. Mr. DiGregorio manages other Eaton Vance portfolios, has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance.

6.    The following replaces the fourth paragraph under “Tax-Managed Multi-Cap Growth Fund” in “Management and Organization”:

Lewis R. Piantedosi has served as a portfolio manager of the Portfolio since November 2013 and of the Fund since March 1, 2021. Douglas R. Rogers has served as a portfolio manager of the Portfolio since December 2018 and the Fund since March 1, 2021. Mr. Piantedosi manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Rogers manages other Eaton Vance portfolios, has been with Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.

July 1, 2021	39083 7.1.21

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John H. Croft(1)
Registered Investment Companies	9	$6,861.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$12.6	0	$0
Derek J.V. DiGregorio(4)
Registered Investment Companies	2	$89.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Aaron S. Dunn(2)
Registered Investment Companies	5	$4,652.7	0	$0
Other Pooled Investment Vehicles	2	$70.7	0	$0
Other Accounts	24	$1,608.1	0	$0
Christopher Dyer(1)
Registered Investment Companies	9	$6,455.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$5.4	0	$0
Bradley T. Galko(2)
Registered Investment Companies	5	$4,652.7	0	$0
Other Pooled Investment Vehicles	2	$70.7	0	$0
Other Accounts	24	$1,608.1	0	$0
Michael D. McLean
Registered Investment Companies	5	$1,885.9	0	$0
Other Pooled Investment Vehicles	1	$8.2	0	$0
Other Accounts	5	$182.8	1	$116.2
J. Griffith Noble
Registered Investment Companies	5	$1,885.9	0	$0
Other Pooled Investment Vehicles	1	$8.2	0	$0
Other Accounts	5	$182.8	1	$116.2
Edward J. Perkin(2)
Registered Investment Companies	5	$4,652.7	0	$0
Other Pooled Investment Vehicles	2	$70.7	0	$0
Other Accounts	24	$1,608.1	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Lewis R. Piantedosi(1)(2)
Registered Investment Companies	6	$25,842.0	0	$0
Other Pooled Investment Vehicles	12	$17,097.8(3)	0	$0
Other Accounts	7	$83.2	0	$0
Douglas R. Rogers
Registered Investment Companies	2	$370.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(3)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company in the Eaton Vance family of funds and/or in a separate pooled investment vehicle sponsored by Eaton Vance which may be managed by this portfolio manager or another portfolio manager.
(4)	As of May 31, 2021.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2020 and in the Eaton Vance family of funds as of December 31, 2020. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Equity Asset Allocation Fund
John H. Croft	$1 - $10,000	$500,001 - $1,000,000
Lewis R. Piantedosi	None	Over $1,000,000
Douglas R. Rogers	$100,000 - $500,000(1)	Over $1,000,000
Tax-Managed Global Dividend Income Fund
John H. Croft	None	$500,001 - $1,000,000
Christopher Dyer	None	$1 - $10,000
Derek J.V. DiGregorio	None(1)	$100,001 - $500,000
Tax-Managed Multi-Cap Growth Fund
Lewis R. Piantedosi	None	Over $1,000,000
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Small-Cap Fund
Michael D. McLean	$10,001 - $50,000	$500,001 - $1,000,000
J. Griffith Noble	$1 - $10,000	$100,001 - $500,000
Tax-Managed Value Fund
Aaron S. Dunn	None	$500,001 - $1,000,000
Bradley T. Galko	None	$100,001 - $500,000
Edward J. Perkin	$100,001 - $500,000	Over $1,000,000
(1)	As of May 31, 2021.
July 1, 2021